Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and share premium	Treasury shares	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: financial assets at fair value through other comprehensive income	of which: cash flow hedges	of which: cost of hedging	Total equity attributable to shareholders	Non-controlling interests
Balance at Dec. 31, 2024		$ 12,359	$ (6,402)	$ 78,035	$ 1,088	$ 3,830	$ 0	$ (2,585)	$ (158)	$ 85,079
Acquisition of treasury shares			(2,249)							(2,249)
Delivery of treasury shares under share-based compensation plans		(1,344)	1,456							112
Other disposal of treasury shares		0	88							88
Cancellation of treasury shares related to the share repurchase program		(1,145)	2,277	(1,133)						0
Share-based compensation expensed in the income statement		621								621
Tax (expense) / benefit		17								17
Dividends		(1,433)		(1,433)						(2,866)
Equity classified as obligation to purchase own shares		(81)								(81)
Translation effects recognized directly in retained earnings				50	(50)		0	(50)	0	0
Share of changes in retained earnings of associates and joint ventures				(2)						(2)
New consolidations / (deconsolidations) and other increases / (decreases)		(98)		0						(98)
Total comprehensive income for the period	$ 8,703			4,209	4,446	3,305	(7)	1,107	41	8,655	$ 48
of which: net profit / (loss)	4,105			4,087						4,087	18
of which: OCI, net of tax	4,598			122	4,446	3,305	(7)	1,107	41	4,568
Balance at Jun. 30, 2025	89,699	8,896	(4,830)	79,726	5,485	7,135	(6)	(1,527)	(117)	89,277	422
Balance at Dec. 31, 2025	90,484	9,551	(7,891)	82,740	5,813	7,163	73	(1,339)	(84)	90,213
Acquisition of treasury shares			(3,337)							(3,337)
Delivery of treasury shares under share-based compensation plans		(1,281)	1,390							109
Other disposal of treasury shares		(2)	51							50
Cancellation of treasury shares related to the share repurchase program		(1,003)	2,000	(997)						0
Share-based compensation expensed in the income statement		652								652
Tax (expense) / benefit		81								81
Dividends		(1,702)		(1,702)						(3,404)
Equity classified as obligation to purchase own shares		(50)								(50)
Translation effects recognized directly in retained earnings				2	(2)		0	(2)	0	0
Share of changes in retained earnings of associates and joint ventures				(1)						(1)
New consolidations / (deconsolidations) and other increases / (decreases)		0		14						14
Total comprehensive income for the period	4,874			5,947	(1,109)	(642)	(33)	(442)	9	4,839	35
of which: net profit / (loss)	5,866			5,840						5,840	26
of which: OCI, net of tax	(992)			107	(1,109)	(642)	(33)	(442)	9	(1,001)
Balance at Jun. 30, 2026	$ 89,430	$ 6,246	$ (7,786)	$ 86,004	$ 4,702	$ 6,521	$ 39	$ (1,783)	$ (76)	$ 89,165	$ 265